Property and Equipment (Tables)	3 Months Ended
Mar. 31, 2013
Property and Equipment

Property and equipment consisted of the following at December 31, 2011 and 2012 and March 31, 2013:

	December 31,		March 31, 2013
	2011	2012
			(unaudited)
In-vehicle devices—installed	$51,454	$71,110	$77,527
In-vehicle devices—uninstalled	1,127	2,843	3,023
Computer equipment	3,088	3,984	4,219
Internal-use software	1,462	2,393	2,711
Furniture and fixtures	579	999	1,064
Leasehold improvements	343	687	773

Total property and equipment	58,053	82,016	89,317
Less: Accumulated depreciation and amortization	(31,205)	(40,884)	(43,322)

Property and equipment, net	$26,848	$41,132	$45,995